UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679

                                 Adelante Funds
               (Exact name of Registrant as specified in charter)

                           555 12th Street, Suite 2100
                               Oakland, CA 94607
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                   Date of reporting period: October 31, 2005


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                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
October 31, 2005 (Unaudited)

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                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

 Schedule of Investments
 OCTOBER 31, 2005 (UNAUDITED)


     Number
   of Shares                                                            Value
--------------                                                       -----------

           COMMON STOCKS                                   91.4%

           APARTMENTS                                      19.7%
  23,770      Archstone-Smith Trust                                  $  964,349
  16,900      AvalonBay Communities, Inc.                             1,457,625
  15,910      BRE Properties, Inc.                                      701,790
   7,680      Camden Property Trust                                     432,768
  10,900      Education Realty Trust, Inc.                              168,950
  39,170      Equity Residential                                      1,537,422
   7,760      Essex Property Trust, Inc.                                697,469
  38,900      United Dominion Realty Trust, Inc.                        860,857
                                                                    -----------
                                                                      6,821,230
                                                                    -----------

           DIVERSIFIED/SPECIALTY                            7.5%
   5,190      Colonial Properties Trust                                 226,855
   8,200      Crescent Real Estate Equities Company                     163,590
  25,910      Vornado Realty Trust                                    2,098,710
   3,940      Washington Real Estate Investment Trust                   117,609
                                                                    -----------
                                                                      2,606,764
                                                                    -----------

           INDUSTRIAL                                       7.3%
  21,770      AMB Property Corporation                                  961,799
  36,380      ProLogis                                                1,564,340
                                                                    -----------
                                                                      2,526,139
                                                                    -----------

           INDUSTRIAL MIXED                                 2.0%
   6,780      Duke Realty Corporation                                   231,198
  11,090      Liberty Property Trust                                    462,342
                                                                    -----------
                                                                        693,540
                                                                    -----------

           OFFICE                                          24.8%
   5,810      Alexandria Real Estate Equities, Inc.                     469,738
   8,600      American Financial Realty Trust                           105,866
  17,620      Arden Realty, Inc.                                        795,367
  10,100      BioMed Realty Trust, Inc.                                 252,601
  20,100      Boston Properties, Inc.                                 1,391,322
  13,540      Brandywine Realty Trust                                   370,996
  14,700      CarrAmerica Realty Corporation                            484,071
  17,500      Cogdell Spencer Inc.                                      302,575
  28,100      Corporate Office Properties Trust                         976,756
  58,609      Equity Office Properties Trust                          1,805,157
   5,790      Kilroy Realty Corporation                                 325,109
   7,990      Mack-Cali Realty Corporation                              340,774
   5,000      Maguire Properties, Inc.                                  150,000
   4,500      Prentiss Properties Trust                                 177,570
   9,540      SL Green Realty Corporation                               649,006
                                                                    -----------
                                                                      8,596,908
                                                                    -----------
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                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

 Schedule of Investments (continued)
 OCTOBER 31, 2005 (UNAUDITED)

     Number
   of Shares                                                            Value
--------------                                                       -----------

            RETAIL - LOCAL                                 12.1%
  18,700      Acadia Realty Trust                                     $ 355,300
  17,600      Cedar Shopping Centers Inc.                               246,752
  14,290      Developers Diversified Realty Corporation                 624,187
   7,040      Federal Realty Investment Trust                           426,976
  12,640      Kimco Realty Corporation                                  374,397
  18,210      Pan Pacific Retail Properties, Inc.                     1,156,335
   9,030      Regency Centers Corporation                               502,700
  14,600      Weingarten Realty Investors                               519,176
                                                                    -----------
                                                                      4,205,823
                                                                    -----------

            RETAIL - REGIONAL                              18.0%
  11,640      CBL & Associates Properties, Inc.                         434,754
  18,710      General Growth Properties, Inc.                           794,801
  18,490      The Macerich Company                                    1,188,352
  36,690      Simon Property Group, Inc.                              2,627,738
  35,700      Taubman Centers, Inc.                                   1,177,029
                                                                    -----------
                                                                      6,222,674
                                                                    -----------

            TOTAL COMMON STOCKS (COST $18,473,571)                   31,673,078
                                                                    -----------

            PREFERRED STOCKS                                7.9%
  12,400      Developers Diversified Realty Corporation, Series G       319,920
  15,500      Lexington Corporate Properties Trust, Series B            395,715
  32,500      Mills Corporation, Series G                               819,975
  14,400      Taubman Centers, Inc., Series G                           372,600
  35,800      Vornado Realty Trust, Series I                            828,770
                                                                    -----------
                                                                      2,736,980
                                                                    -----------


            TOTAL PREFERRED STOCKS (COST $2,725,760)                  2,736,980
                                                                    -----------


Principal
 Amount
--------------

 827,545    SHORT-TERM INVESTMENT                           2.4%        827,545
                                                                    -----------
                    UMB Bank Money Market Fiduciary
            TOTAL SHORT-TERM INVESTMENT (COST $827,545)                 827,545
                                                                    -----------

            TOTAL INVESTMENTS (COST $22,026,876)          101.7%     35,237,603
                                                                    -----------

            LIABILITIES LESS OTHER ASSETS                 (1.7%)      (586,901)
                                                                    -----------

            NET ASSETS                                    100.0%    $34,650,702
                                                                    ===========

 See notes to the statement of investments

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       ORGANIZATION

       Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2005, the Fund's Class K and Class Y shares are outstanding.

       INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.


       FEDERAL INCOME TAX INFORMATION

       At October 31, 2005, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:



       Cost of investments                                         $ 21,710,268

       Gross unrealized appreciation                               $ 13,632,667
       Gross unrealized depreciation                                   (105,332)
                                                                   ------------

       Net unrealized appreciation on investments                  $ 13,527,335

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

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ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:      /s/Michael A. Torres
    -------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    December 16, 2005
      -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael A. Torres
    -------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    December 16, 2005
      -----------------------------------


By:      /s/Mark A. Hoopes
    -------------------------------------
         Mark A. Hoopes
         Principal Financial Officer

Date:    December 16, 2005
      -----------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)


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